UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Granahan Small Cap Advantage Fund

Semi-Annual Report

March 31, 2021
(Unaudited)

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Destra Flaherty & Crumrine Preferred and Income Fund’s and Destra Granahan Small Cap Advantage Fund’s (each, a “Fund” and together, the “Funds”) annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Funds’ website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) through the Fund’s transfer agent by calling toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Risk Disclosure
As of March 31, 2021 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), DFC Preferred Advisors LLC’s (“DFC”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, DFC’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in each Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 844-9DESTRA (933-7872) or access our website at www.destracapital.com.

Overview of Fund Expenses
As of March 31, 2021 (unaudited)

As a shareholder of the Destra Investment Trust, you incur management fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Destra Flaherty & Crumrine Preferred and Income Fund	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratio(1)	Expenses Paid During Period 10/1/20 – 3/31/21(1)
Class I
Actual	$1,000.00	$1,066.50	1.15%	$5.91
Hypothetical (5% return before expenses)	1,000.00	1,019.28	1.15%	5.77
Class A
Actual	1,000.00	1,064.90	1.40%	7.19
Hypothetical (5% return before expenses)	1,000.00	1,018.04	1.40%	7.02
Class C
Actual	1,000.00	1,061.30	2.15%	11.03
Hypothetical (5% return before expenses)	1,000.00	1,014.30	2.15%	10.78
Destra Granahan Small Cap Advantage Fund	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratio(2)	Expenses Paid During Period 10/1/20 – 3/31/21(2)
Class I
Actual	$1,000.00	$1,420.40	1.50%	$9.05
Hypothetical (5% return before expenses)	1,000.00	1,017.52	1.50%	7.54
Class A
Actual	1,000.00	1,418.80	1.75%	10.55
Hypothetical (5% return before expenses)	1,000.00	1,016.27	1.75%	8.80

(1)   Expenses are equal to the Destra Flaherty & Crumrine Preferred and Income Fund’s annualized expense ratios for the period October 1, 2020 through March 31, 2021, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2)   Expenses are equal to the Destra Granahan Small Cap Advantage Fund’s annualized expense ratio for the period October 1, 2020 through March 31, 2021, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 74.5%
	BANKS – 35.9%
28,600	BancorpSouth Bank, 5.500%, Series A(1)	Ba1	$752,466
	Bank of America Corp.
28,500	4.375%, Series NN(1)	Baa3	712,500
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1)	Baa3	555,348
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1)	Baa3	2,214,286
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1)	Baa3	287,656
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1)	Baa3	5,079,312
290,945	Capital One Financial Corp., 5.000%, Series I(1)	Baa3	7,491,834
	Citigroup, Inc.
550,000	3.875% to 02/18/26 then USD 5 Year Tsy + 3.417%, Series X(1)	Ba1	548,807
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(1)	Ba1	303,675
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(1)	Ba1	1,134,984
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1)	Ba1	4,924,800
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1)	Ba1	1,946,500
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1)	Ba1	3,066,360
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1)	Ba1	461,332
150,000	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(1)	BB+(2)	4,215,000
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(3)	BBB+(2)	1,293,363
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1)(3)	BBB+(2)	884,100
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(3)	BBB+(2)	542,500
1,050,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(1)	Baa2	1,158,938
28,000	Cullen/Frost Bankers, Inc., 4.450%, Series B(1)	Baa2	701,400
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(1)	BB-(4)	902,880
45,761	Fifth Third Bancorp, 6.000%, Series A(1)	Baa3	1,224,564
20,800	First Citizens BancShares, Inc., 5.375%, Series A(1)	Baa3	560,560
	First Horizon Corp.
8,000	6.200%, Series A(1)	Ba2	211,200
3,212	6.500%, Series E(1)	Ba2	89,133
10,100	Fulton Financial Corp., 5.125%, Series A(1)	Baa3	264,519
	Goldman Sachs Group, Inc.
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(1)	Ba1	955,063
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(1)	Ba1	2,650,750
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(1)	Ba1	649,500
81,680	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1)	Ba1	2,334,414
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(1)	Baa3	370,514
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(1)	Baa3	1,171,013
1,450,000	JPMorgan Chase & Co., 3.558%, 3-Month USD Libor + 3.320%, Series V(1)(5)	Baa2	1,445,287
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1)	Baa3	4,105,772
25,277	5.625%, Series G(1)	Baa3	704,723
29,917	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1)	Baa3	890,928
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1)	Baa2	764,750
15,000	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(1)	NR(6)	393,300

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Morgan Stanley
590,000	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series N(1)	Baa3	$609,175
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1)	Baa3	4,890,500
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1)	Baa3	685,061
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1)	Baa3	4,630,675
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1)	Ba2	4,694,094
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1)	Ba1	2,945,878
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(1)	Ba1	2,505,040
725,000	5.750% to 09/15/25 then USD 5 Year Tsy + 5.426%, Series D(1)	Ba1	800,219
74,300	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1)	Ba1	2,098,232
56,000	Signature Bank, 5.000%, Series A(1)	Ba1	1,442,000
20,402	Sterling Bancorp, 6.500%, Series A(1)	Ba2	531,676
350,000	SVB Financial Group, 4.100% to 02/15/31 then USD 10 Year Tsy + 3.064%, Series B(1)	Baa2	352,406
46,000	Synchrony Financial, 5.625%, Series A(1)	BB-(2)	1,227,280
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(1)	BB-(2)	3,438,543
	Texas Capital Bancshares, Inc.
33,000	5.750%, Series B(1)	Ba2	837,870
72,679	6.500%, Series A(1)	Ba2	1,854,768
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(1)	NR(6)	385,050
	Truist Financial Corp.
18,000	4.750%, Series R(1)	Baa2	463,500
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(1)	Baa2	1,152,702
1,050,000	4.950% to 12/01/25 then USD 5 Year Tsy + 4.605%, Series P(1)	Baa2	1,140,563
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(1)	BB(2)	52,168
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1)	BB(2)	839,646
20,300	Washington Federal, Inc., 4.875%, Series A(1)	Baa3	517,447
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(1)	Baa2	833,683
36,000	4.700%, Series AA(1)	Baa2	916,200
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1)	Baa2	1,718,149
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1)	Baa2	573,000
267	7.500%, Series L(1)(7)	Baa2	378,448
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(1)	NR(6)	1,200,960
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(1)	BB(4)	1,232,000
	Zions Bancorp NA
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1)	BB+(2)	43,613
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1)	BB+(2)	55,640
			103,010,217
	FINANCIAL SERVICES – 1.9%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(3)	Ba1	469,688
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,591,813
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(1)	Ba2	891,000

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (continued)
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(1)	Ba2	$784,812
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1)	Ba2	588,728
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1)	Ba2	651,750
21,000	Stifel Financial Corp., 6.250%, Series B(1)	BB-(2)	573,090
			5,550,881
	INSURANCE – 17.4%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,740,976
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(1)	BB(2)	2,415,000
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa2	2,103,253
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(1)	Ba1	666,250
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(1)	Ba1	522,775
18,003	Assurant, Inc., 5.250%, 01/15/61	Ba1	463,037
	Athene Holding, Ltd.
25,200	4.875%, Series D(1)	BBB-(2)	636,300
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(1)	BBB-(2)	2,525,600
29,000	6.375% to 09/30/25 then USD 5 Year Tsy + 5.970%, Series C(1)	BBB-(2)	814,900
152,249	Axis Capital Holdings, Ltd., 5.500%, Series E(1)	Baa3	3,909,754
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	754,294
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	378,000
100,435	Delphi Financial Group, Inc., 3.388%, 3-Month USD Libor + 3.190%, 05/15/37(5)	BBB(2)	2,121,689
825,000	Enstar Finance LLC, 5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(2)	867,281
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1)	BB+(2)	1,305,704
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(1)	Ba1	132,500
196,000	Everest Reinsurance Holdings, Inc., 2.579%, 3-Month USD Libor + 2.385%, 05/15/37(5)	Baa2	180,802
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(3)	NR(6)	894,868
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(3)	Baa3	9,241,962
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(3)	Baa2	2,353,607
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	3,242,062
110,143	PartnerRe, Ltd., 5.875%, Series I(1)	Baa2	2,824,067
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	5,182,367
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,827,395
1,175,000	SBL Holdings, Inc., 7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(3)	BB(2)	1,133,875
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(1)	Ba2	629,510
			49,867,828
	UTILITIES – 11.2%
40,645	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 19-A	BB+(2)	1,114,892
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1)	Ba1	676,987
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa2	2,960,440
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	4,158,148

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
700,000	Edison International, 5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(1)	Ba2	$714,000
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A	Ba2	3,193,944
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73	Baa2	2,074,275
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	159,410
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1)	Ba1	294,619
21,587	SCE Trust II, 5.100%, Series G(1)	Ba1	518,304
119,974	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1)	Ba1	3,066,535
192,087	SCE Trust VI, 5.000%, Series L(1)	Ba1	4,652,347
1,300,000	Sempra Energy, 4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(1)	Ba1	1,394,250
1,140,000	Southern California Edison Co., 6.250% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(1)	Ba1	1,167,990
222,388	Southern Co., 4.950%, 01/30/80, Series 2020A	Baa3	5,853,252
4,866	Spire, Inc., 5.900%, Series A(1)	Ba1	133,523
			32,132,916
	ENERGY – 5.9%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1)	B1	1,166,750
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1)	B1	95,901
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80	Ba1	364,650
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A	Ba1	1,337,817
	Energy Transfer Operating LP
362,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(1)	Ba2	353,602
203,430	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1)	Ba2	4,739,919
155,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(1)	Ba2	3,711,693
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1)	Ba2	38,320
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(1)	BB+(2)	1,773,825
	Transcanada Trust
1,825,000	5.500% to 09/15/29 then 3-Month USD Libor + 4.154%, 09/15/79	Baa3	1,957,312
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,472,861
			17,012,650
	COMMUNICATIONS – 0.6%
33,000	AT&T, Inc., 4.750%, Series C(1)	Ba1	833,910
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	844,068
			1,677,978
	MISCELLANEOUS – 1.6%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(3)	BBB(2)	381,562
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(3)	BB(2)	726,250
3,115,000	8.000%, Series A(1)(3)	BB(2)	3,301,900
			4,409,712
	TOTAL PREFERRED SECURITIES (Cost $200,323,362)		213,662,182

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES – 20.1%
	BANKS – 18.6%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(3)	Baa2	$4,911,189
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(1)	Ba2	2,728,700
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%(1)	Ba2	866,280
	Banco Mercantil del Norte SA
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(3)	Ba2	394,623
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(3)	Ba2	702,224
	Barclays PLC
870,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(1)	Ba2	955,912
8,247,000	7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1)(3)	Ba2	8,685,122
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(1)	Ba2	777,331
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(3)	Baa3	654,693
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(3)	Ba1	423,938
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(3)	Ba1	3,482,085
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(3)	Baa3	604,063
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1)(3)	Ba1	483,250
1,000,000	5.250% to 08/11/27 then USD 5 Year Tsy + 4.889%(1)(3)	Ba1	1,012,500
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.828%(1)(3)	Ba1	1,172,418
500,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1)(3)	Ba1	542,748
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(1)	Baa3	1,481,250
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(1)	Baa3	356,606
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(1)	Baa3	954,656
4,885,000	ING Groep, 6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(1)	Ba1	5,336,862
1,700,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(1)	Baa3	1,946,500
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(3)	Ba1	1,647,297
	Societe Generale SA
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(3)	Ba2	928,125
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(3)	Ba2	278,975
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238%(1)(3)	Ba2	3,583,020
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(3)	Ba2	879,938
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(3)	Ba1	398,850
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1)(3)	Ba1	4,407,039
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1)(3)	Ba1	271,060
	UBS Group Funding Switzerland
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(3)	Ba1	593,400
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(3)	Ba1	1,758,536
			53,219,190
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(1)	B1	407,000

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	INSURANCE – 1.4%
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(1)(3)	Baa2	$647,250
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(3)	Baa1	3,516,188
			4,163,438
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $54,392,947)		57,789,628

	CORPORATE DEBT SECURITIES – 1.2%
	BANKS – 0.8%
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42	Baa3	2,159,856

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	316,330
36,585	6.750%, 06/15/57	Ba2	955,600
			1,271,930
	TOTAL CORPORATE DEBT SECURITIES (Cost $3,324,332)		3,431,786

	SHORT-TERM INVESTMENTS – 3.4%
	MONEY MARKET FUND – 3.4%
9,712,282	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.010%(8)		9,712,282
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,712,282)		9,712,282
	TOTAL INVESTMENTS – 99.2% (Cost $267,752,923)		284,595,878
	Other Assets In Excess Of Liabilities – 0.8%		2,205,707
	TOTAL NET ASSETS – 100.0%		$286,801,585

(1)   Security is perpetual in nature with no stated maturity date.

(2)   Standard & Poor’s Rating.

(3)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At March 31, 2021 the total value of these securities is $63,202,206 representing 22.0% of net assets.

(4)   Fitch’s Rating.

(5)   The interest rate shown reflects the rate in effect as of March 31, 2021.

(6)   Security is unrated by Moody’s, S&P and Fitch.

(7)   Convertible security.

(8)   The rate is the annualized seven-day yield as of March 31, 2021.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Summary by Country	Value	% of Net Assets
Australia	$10,721,924	3.7%
Bermuda	13,205,350	4.6
Canada	9,441,476	3.3
France	10,180,143	3.6
Germany	407,000	0.1
Mexico	1,751,540	0.6
Netherlands	6,928,676	2.4
Spain	3,594,980	1.3
Switzerland	5,562,852	1.9
United Kingdom	21,078,395	7.4
United States	201,723,542	70.3
Total Investments	284,595,878	99.2
Other Assets in Excess of Liabilities	2,205,707	0.8
Net Assets	$286,801,585	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2021. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$65,550,253	$37,459,964	$—	$103,010,217
Financial Services	573,090	4,977,791	—	5,550,881
Insurance	19,918,292	29,949,536	—	49,867,828
Utilities	18,299,294	13,833,622	—	32,132,916
Energy	8,585,833	8,426,817	—	17,012,650
Communications	833,910	844,068	—	1,677,978
Miscellaneous	—	4,409,712	—	4,409,712
Contingent Capital Securities(1)	—	57,789,628	—	57,789,628
Corporate Debt Securities(2)	3,431,786	—	—	3,431,786
Short-Term Investments	9,712,282	—	—	9,712,282
Total Investments in Securities	$126,904,740	$157,691,138	$—	$284,595,878

(1)   All sub-categories represent Level 2 evaluation status

(2)   All sub-categories represent Level 1 evaluation status

During the six months ended March 31, 2021 there were no transfers into or out of any levels.
See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of March 31, 2021 (unaudited)
Shares		Value
	COMMON STOCKS – 97.6%
	COMMUNICATIONS – 7.8%
	INTERNET – 7.8%
2,387	Bumble, Inc., Class A(1)	$148,901
2,689	Etsy, Inc.(1)	542,291
2,626	EverQuote, Inc., Class A(1)	95,298
5,437	Liquidity Services, Inc.(1)	101,019
12,827	Magnite, Inc.(1)	533,731
		1,421,240
	CONSUMER, CYCLICAL – 8.0%
	AUTO PARTS & EQUIPMENT – 1.3%
5,153	Douglas Dynamics, Inc.	237,811

	DISTRIBUTION/WHOLESALE – 0.9%
6,566	Titan Machinery, Inc.(1)	167,433

	LEISURE TIME – 2.1%
14,020	Nautilus, Inc.(1)	219,273
14,246	OneSpaWorld Holdings, Ltd.(1)	151,720
		370,993
	RETAIL – 3.7%
13,314	Clean Energy Fuels Corp.(1)	182,934
6,783	Cricut, Inc.(1)	134,236
3,035	Lovesac Co.(1)	171,781
3,859	Rush Enterprises, Inc., Class A	192,294
		681,245
	TOTAL CONSUMER, CYCLICAL	1,457,482

	CONSUMER, NON-CYCLICAL – 35.2%
	BIOTECHNOLOGY – 12.7%
1,387	Acceleron Pharma, Inc.(1)	188,091
8,361	Affimed(1)	66,136
4,441	Autolus Therapeutics PLC, ADR(1)	25,447
1,249	Beam Therapeutics, Inc.(1)	99,970
7,681	BioCryst Pharmaceuticals, Inc.(1)	78,116
1,041	Blueprint Medicines Corp.(1)	101,216
625	CRISPR Therapeutics AG(1)	76,156
1,727	Editas Medicine, Inc.(1)	72,534
4,538	Esperion Therapeutics, Inc.(1)	127,291
1,448	Frequency Therapeutics, Inc.(1)	13,756
9,193	Harvard Bioscience, Inc.(1)	50,194
3,928	Insmed, Inc.(1)	133,788
11,990	Kindred Biosciences, Inc.(1)	59,590
3,180	MacroGenics, Inc.(1)	101,283
4,913	NeoGenomics, Inc.(1)	236,954
10,908	Organogenesis Holdings, Inc.(1)	198,744
2,844	Sangamo Therapeutics, Inc.(1)	35,635
873	Turning Point Therapeutics, Inc.(1)	82,577
4,880	Veracyte, Inc.(1)	262,300
3,608	Vericel Corp.(1)	200,424
2,496	Xencor, Inc.(1)	107,478
		2,317,680
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COMMERCIAL SERVICES – 11.3%
9,162	2U, Inc.(1)	$350,263
18,423	Alta Equipment Group, Inc.(1)	239,499
1,621	Bright Horizons Family Solutions, Inc.(1)	277,920
3,023	Chegg, Inc.(1)	258,950
526	CoStar Group, Inc.(1)	432,314
635	Euronet Worldwide, Inc.(1)	87,820
415	Grand Canyon Education, Inc.(1)	44,447
2,759	HealthEquity, Inc.(1)	187,612
2,050	ShotSpotter, Inc.(1)	71,894
1,277	Strategic Education, Inc.	117,369
		2,068,088
	HEALTHCARE-PRODUCTS – 6.1%
2,264	AtriCure, Inc.(1)	148,337
4,145	BioLife Solutions, Inc.(1)	149,220
5,252	Cardiovascular Systems, Inc.(1)	201,362
2,474	Castle Biosciences, Inc.(1)	169,370
2,385	CONMED Corp.	311,457
2,314	Quanterix Corp.(1)	135,300
		1,115,046
	HEALTHCARE-SERVICES – 0.7%
5,501	Vapotherm, Inc.(1)	132,134

	PHARMACEUTICALS – 4.4%
11,440	Aerie Pharmaceuticals, Inc.(1)	204,433
682	Cidara Therapeutics, Inc.(1)	1,814
2,667	Enanta Pharmaceuticals, Inc.(1)	131,536
12,806	Flexion Therapeutics, Inc.(1)	114,614
1,223	Intellia Therapeutics, Inc.(1)	98,152
4,378	Jounce Therapeutics, Inc.(1)	44,962
3,151	Neoleukin Therapeutics, Inc.(1)	38,789
13,637	Paratek Pharmaceuticals, Inc.(1)	96,277
5,387	Spero Therapeutics, Inc.(1)	79,297
		809,874
	TOTAL CONSUMER, NON-CYCLICAL	6,442,822

	DIVERSIFIED – 1.3%
	HOLDING COMPANIES-DIVERSIFIED – 1.3%
10,840	dMY Technology Group, Inc. II, Class A(1)	159,456
2,916	Executive Network Partnering Corp.(1)	29,073
4,374	Executive Network Partnering Corp., Class A(1)	42,515
		231,044

	ENERGY – 2.1%
	ENERGY-ALTERNATE SOURCES – 2.1%
2,411	Enphase Energy, Inc.(1)	390,968

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares		Value
	COMMON STOCKS (continued)
	FINANCIAL – 2.1%
	INSURANCE – 0.6%
2,498	James River Group Holdings Ltd.	$113,959

	PRIVATE EQUITY – 0.6%
4,122	Victory Capital Holdings, Inc., Class A	105,358

	REITS – 0.9%
974	Innovative Industrial Properties, Inc.	175,476
	TOTAL FINANCIAL	394,793

	INDUSTRIAL – 18.7%
	BUILDING MATERIALS – 0.4%
10,190	View, Inc.(1)	75,406

	COMPUTERS – 3.9%
7,287	Kornit Digital, Ltd.(1)	722,287

	ELECTRONICS – 1.2%
2,265	OSI Systems, Inc.(1)	217,667

	ENGINEERING & CONSTRUCTION – 1.0%
3,870	908 Devices, Inc.(1)	187,695

	HAND/MACHINE TOOLS – 1.6%
14,028	Luxfer Holdings PLC	298,516

	MACHINERY-DIVERSIFIED – 4.4%
3,480	Chart Industries, Inc.(1)	495,378
5,751	Columbus McKinnon Corp.	303,423
		798,801

	METAL FABRICATE/HARDWARE – 1.9%
3,753	Lawson Products, Inc.(1)	194,630
792	RBC Bearings, Inc.(1)	155,842
		350,472

	MISCELLANEOUS MANUFACTURING – 3.3%
3,280	Axon Enterprise, Inc.(1)	467,138
2,052	Materion Corp.	135,924
		603,062
	TRANSPORTATION – 1.0%
3,453	CryoPort, Inc.(1)	179,591
	TOTAL INDUSTRIAL	3,433,497

	TECHNOLOGY – 22.4%
	COMPUTERS – 0.7%
641	Globant SA(1)	133,078

	SEMICONDUCTORS – 4.4%
7,070	Brooks Automation, Inc.	577,266
4,659	Kulicke & Soffa Industries, Inc.	228,803
		806,069
Shares		Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	SOFTWARE – 17.3%
3,677	Cornerstone OnDemand, Inc.(1)	$160,244
7,216	Datto Holding Corp.(1)	165,318
2,412	Digital Turbine, Inc.(1)	193,828
2,693	Domo, Inc.(1)	151,589
6,465	Evolent Health, Inc., Class A(1)	130,593
10,751	LivePerson, Inc.(1)	567,008
709	Paycom Software, Inc.(1)	262,372
13,169	Porch Group, Inc.(1)	233,091
4,110	PROS Holdings, Inc.(1)	174,675
2,690	Sapiens International Corp. N.V.	85,515
3,547	Sprout Social, Inc.(1)	204,875
3,899	SPS Commerce, Inc.(1)	387,210
5,149	Workiva, Inc.(1)	454,451
		3,170,769
	TOTAL TECHNOLOGY	4,109,916
	TOTAL COMMON STOCKS (Cost $13,300,238)	17,881,762

	WARRANTS – 0.0%
	HOLDING COMPANIES-DIVERSIFIED – 0.0%
1,094	Executive Network Partnering Corp., Exercise Price $11.50, Expiration Date 9/25/2028(1)	921
	TOTAL WARRANTS (Cost $0)	921

	SHORT-TERM INVESTMENTS – 1.9%
	MONEY MARKET FUND – 1.9%
340,520	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.010%(2)	340,520
	TOTAL SHORT-TERM INVESTMENTS (Cost $340,520)	340,520
	TOTAL INVESTMENTS – 99.5% (Cost $13,640,758)	18,223,203
	Other Assets in Excess of Liabilities – 0.5%	96,554
	TOTAL NET ASSETS – 100.0%	$18,319,757

(1)   Non-income producing security.

(2)   The rate is the annualized seven-day yield as of March 31, 2021.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

See accompanying Notes to Financial Statements.

Destra Granahan small cap advantage fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Summary by Industry Group	Value	% of Net Assets
Common Stocks
Auto Parts & Equipment	$237,811	1.3%
Biotechnology	2,317,680	12.7
Building Materials	75,406	0.4
Commercial Services	2,068,088	11.3
Computers	855,365	4.6
Distribution/Wholesale	167,433	0.9
Electronics	217,667	1.2
Energy-Alternate Sources	390,968	2.1
Engineering & Construction	187,695	1.0
Hand/Machine Tools	298,516	1.6
Healthcare-Products	1,115,046	6.1
Healthcare-Services	132,134	0.7
Holding Companies-Diversified	231,044	1.3
Insurance	113,959	0.6
Internet	1,421,240	7.8
Leisure Time	370,993	2.1
Machinery-Diversified	798,801	4.4
Metal Fabricate/Hardware	350,472	1.9
Summary by Industry Group	Value	% of Net Assets
Miscellaneous Manufacturing	$603,062	3.3%
Pharmaceuticals	809,874	4.4
Private Equity	105,358	0.6
REITS	175,476	0.9
Retail	681,245	3.7
Semiconductors	806,069	4.4
Software	3,170,769	17.3
Transportation	179,591	1.0
Total Common Stocks	17,881,762	97.6
Warrants
Holding Companies-Diversified	921	0.0
Total Warrants	921	0.0
Short-Term Investments
Money Market Fund	340,520	1.9
Total Short-Term Investments	340,520	1.9
Total Investments	18,223,203	99.5
Other Assets in Excess of Liabilities	96,554	0.5
Total Net Assets	$18,319,757	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2021. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,881,762	$—	$—	$17,881,762
Warrants	921			921
Short-Term Investments	340,520	—	—	340,520
Total Investments in Securities	$18,223,203	$—	$—	$18,223,203

During the six months ended March 31, 2021 there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 2021 (unaudited)
	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Assets:
Investments, at value (cost $267,752,923 and $13,640,758, respectively)	$284,595,878	$18,223,203
Receivables:
Interest	1,758,462	5
Dividends	421,169	2,429
Capital shares sold	438,571	138,212
Investments sold	—	7,859
Service provider deferral fees due from adviser (see note 3)	—	14,094
Prepaid expenses	61,182	20,232
Total assets	287,275,262	18,406,034

Liabilities:
Payables:
Management fee (see note 3)	181,894	15,300
Transfer agent fees and expenses	90,288	11,528
Capital shares redeemed	78,753	—
Professional fees	41,896	9,000
Distribution fees	32,883	2,404
Accounting and administrative fees	18,177	4,415
Chief compliance officer fees	3,833	217
Custody fees	2,822	2,615
Trustee fees	371	532
Investments purchased	—	37,346
Accrued other expenses	22,760	2,920
Total liabilities	473,677	86,277
Net assets	$286,801,585	$18,319,757

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$271,288,755	$12,046,492
Distributable earnings	15,512,830	6,273,265
Net assets	$286,801,585	$18,319,757

Net assets:
Class I	$224,584,174	$7,410,672
Class A	31,698,766	10,909,085
Class C	30,518,645	—

Shares outstanding:
Class I	12,037,546	409,338
Class A	1,692,105	603,989
Class C	1,621,511	—

Net asset value per share:
Class I	$18.66	$18.10
Class A	18.73	18.06
Maximum offering price per share(1)	19.61	18.91
Class C	18.82	—

(1)   Include a sales charge of 4.50%.

See accompanying Notes to Financial Statements.

Statements of Operations
For The Six Months Ended March 31, 2021 (unaudited)
	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Investment income:
Interest income	$4,558,949	$23
Dividend income	3,437,197	17,535
Total investment income	7,996,146	17,558

Expenses:
Management fee (see note 3)	1,080,462	89,133
Transfer agent fees and expenses	211,035	30,024
Accounting and administrative fees	109,831	27,791
Professional fees	79,168	11,870
Trustee fees (see note 9)	48,477	2,324
Registration fees	30,696	13,349
Chief financial officer fees (see note 9)	26,552	1,372
Insurance expense	17,289	630
Custody fees	16,895	14,623
Shareholder reporting fees	13,227	1,531
Chief compliance officer fees (see note 9)	6,341	387
Distribution fees Class C (see note 4)	151,892	—
Distribution fees Class A (see note 4)	43,082	13,056
Other expenses	11,898	2,586
Total expenses:	1,846,845	208,676
Service provider fees deferred and repaid fees (see note 3)	—	(58,758)
Contractual expenses waived and reimbursed by adviser (see note 3)	—	(15,317)
Net expenses	1,846,845	134,601
Net investment income (loss)	6,149,301	(117,043)

Net realized and unrealized gain:
Net realized gain on:
Investments	1,008,624	2,198,952
Net change in unrealized appreciation on:
Investments	11,216,673	2,897,588
Net realized and unrealized gain	12,225,297	5,096,540
Net increase in net assets resulting from operations	$18,374,598	$4,979,497

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Granahan Small Cap Advantage Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase in net assets resulting from operations:
Net investment income (loss)	$6,149,301	$12,314,110	$(117,043)	$(77,602)
Net realized gain (loss)	1,008,624	(1,802,371)	2,198,952	(372,930)
Net change in unrealized appreciation (depreciation)	11,216,673	(7,868,058)	2,897,588	1,738,497
Net increase in net assets resulting from operations	18,374,598	2,643,681	4,979,497	1,287,965

Distributions to shareholders:
Class I	(4,731,004)	(10,985,985)	(12,282)	—
Class A	(677,564)	(1,657,236)	(18,109)	—
Class C	(490,208)	(1,208,797)	—	—
Total distributions to shareholders	(5,898,776)	(13,852,018)	(30,391)	—

Capital transactions:
Proceeds from shares sold:
Class I	35,768,744	115,828,910	3,157,457	4,279,088
Class A	2,806,182	18,227,375	2,354,852	6,644,576
Class C	2,210,266	5,749,525	—	—

Reinvestment of distributions:
Class I	3,687,937	8,648,895	10,465	—
Class A	502,637	1,275,052	17,366	—
Class C	410,564	918,653	—	—

Cost of shares redeemed:
Class I	(41,956,208)	(92,786,671)	(873,178)	(2,132,692)
Class A	(7,561,449)	(17,820,015)	(2,532,303)	(156,269)
Class C	(3,041,605)	(5,070,250)	—	—
Net decrease in net assets from capital transactions	(7,172,932)	34,971,474	2,134,659	8,634,703
Total increase in net assets	5,302,890	23,763,137	7,083,765	9,922,668

Net assets:
Beginning of period	281,498,695	257,735,558	11,235,992	1,313,324
End of period	$286,801,585	$281,498,695	$18,319,757	$11,235,992

Capital share transactions:
Shares sold:
Class I	1,930,106	6,548,619	183,391	408,184
Class A	150,259	1,023,810	140,738	595,151
Class C	118,502	317,351	—	—

Shares reinvested:
Class I	199,067	486,743	612	—
Class A	27,023	71,263	1,017	—
Class C	21,955	51,232	—	—

Shares redeemed:
Class I	(2,260,919)	(5,436,562)	(49,563)	(251,510)
Class A	(405,370)	(1,019,576)	(143,401)	(13,274)
Class C	(163,352)	(290,083)	—	—
Net increase (decrease) from capital share transactions	(382,729)	1,752,797	132,794	738,551
See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Destra Flaherty & Crumrine Preferred and Income Fund
											Ratios to average net assets(1)
Period ending September 30,	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(3),(4)	Gross expenses	Net expenses(5)	Net investment income(5)	Net assets, end of period (in thousands)	Portfolio turnover rate(4)
Class I
2021(6)	$17.87	$0.41	$0.77	$1.18	$(0.39)	$—	$(0.39)	$—	$18.66	6.65%	1.15%	1.15%	4.40%	$224,584	6%
2020	18.41	0.82	(0.44)	0.38	(0.81)	(0.11)	(0.92)	—	17.87	2.22	1.17	1.17	4.61	217,420	19
2019	17.73	0.84	0.86	1.70	(0.86)	(0.16)	(1.02)	—	18.41	10.13	1.22	1.22	4.75	194,583	18
2018	18.68	0.83	(0.83)	0.00	(0.85)	(0.10)	(0.95)	—	17.73	0.02	1.18	1.18	4.59	158,002	7
2017	18.14	0.82	0.53	1.35	(0.81)	—	(0.81)	—	18.68	7.70	1.25	1.25	4.48	194,525	18
2016	17.00	0.83	1.03	1.86	(0.73)	—	(0.73)	0.01	18.14	11.24	1.19	1.19	4.75	129,427	13
Class A
2021(6)	17.94	0.38	0.78	1.16	(0.37)	—	(0.37)	—	18.73	6.49	1.40	1.40	4.15	31,699	6
2020	18.48	0.77	(0.43)	0.34	(0.77)	(0.11)	(0.88)	—	17.94	1.96	1.42	1.42	4.34	34,444	19
2019	17.79	0.80	0.87	1.67	(0.82)	(0.16)	(0.98)	—	18.48	9.88	1.47	1.47	4.51	34,088	18
2018	18.75	0.79	(0.85)	(0.06)	(0.80)	(0.10)	(0.90)	—	17.79	(0.29)	1.43	1.43	4.29	31,021	7
2017	18.20	0.77	0.55	1.32	(0.77)	—	(0.77)	—	18.75	7.46	1.50	1.50	4.24	67,639	18
2016	17.07	0.78	1.03	1.81	(0.68)	—	(0.68)	—	18.20	10.84	1.46	1.46	4.46	78,613	13
Class C
2021(6)	18.02	0.32	0.78	1.10	(0.30)	—	(0.30)	—	18.82	6.13	2.15	2.15	3.41	30,519	6
2020	18.56	0.65	(0.45)	0.20	(0.63)	(0.11)	(0.74)	—	18.02	1.20	2.17	2.17	3.60	29,634	19
2019	17.87	0.67	0.87	1.54	(0.69)	(0.16)	(0.85)	—	18.56	9.02	2.22	2.22	3.76	29,065	18
2018	18.83	0.66	(0.85)	(0.19)	(0.67)	(0.10)	(0.77)	—	17.87	(1.02)	2.17	2.17	3.60	29,932	7
2017	18.28	0.64	0.54	1.18	(0.63)	—	(0.63)	—	18.83	6.64	2.25	2.25	3.51	32,764	18
2016	17.14	0.65	1.04	1.69	(0.55)	—	(0.55)	—	18.28	10.03	2.20	2.20	3.69	29,023	13

(1)   Annualized for periods less than one year.

(2)   Based on average shares outstanding during the period.

(3)  Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)   Not annualized for periods less than one year.

(5)   The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3)

(6)   For the six months ended March 31, 2021 (unaudited).

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated (continued)
Destra Granahan Small Cap Advantage Fund
											Ratios to average net assets(1)
Period ending September 30,	Net asset value, beginning of period	Net investment (loss)(2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(3),(4)	Gross expenses(5)	Net expenses(6)	Net investment (loss)(6)	Net assets, end of period (in thousands)	Portfolio turnover rate(4)
Class I
2021(7)	$12.77	$(0.11)	$5.48	$5.37	$(0.03)	$(0.01)	$(0.04)	$—	$18.10	42.04%	2.41%	1.50%	(1.28)%	$7,411	44%
2020	9.25	(0.13)	3.65	3.52	—	—	—	—	12.77	38.05	6.49	1.50	(1.22)	3,512	85
2019(8)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	—	9.25	(7.50)	35.78	1.50	(0.95)	1,093	86
Class A
2021(7)	12.75	(0.13)	5.47	5.34	(0.02)	(0.01)	(0.03)	—	18.06	41.88	2.66	1.75	(1.54)	10,909	44
2020	9.26	(0.17)	3.66	3.49	—	—	—	—	12.75	37.69	6.74	1.75	(1.47)	7,724	85
2019(8)	10.00	(0.02)	(0.72)	(0.74)	—	—	—	—	9.26	(7.40)	36.03	1.75	(1.19)	220	86

(1)   Annualized for periods less than one year.

(2)   Based on average shares outstanding during the period.

(3)  Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)   Not annualized for periods less than one year.

(5)  Gross expense ratios are inclusive of deferred service provider fees. For the period ended September 30, 2020, gross expense ratios excluding deferred service provider fees would have been 5.18% and 5.43% for Class I and Class A, respectively. For the six months ended March 31, 2021, gross expense ratios excluding deferred service provider fees would have been 1.69% and 1.94% for Class I and Class A, respectively

(6)   The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3)

(7)   For the six months ended March 31, 2021 (unaudited).

(8)   Commenced operations on August 8, 2019.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2021 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010 as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two series of diversified portfolios (collectively, the “Funds” and each individually a “Fund”): Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”), which commenced operations on April 12, 2011, and Destra Granahan Small Cap Advantage Fund (“Small Cap Advantage Fund”), which commenced operations on August 8, 2019. The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Small Cap Advantage Fund’s investment objective is to seek long-term capital appreciation. The Preferred and Income Fund currently offers three classes of shares, Classes A, C, and I. The Small Cap Advantage Fund currently offers two classes of shares, Classes A and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies under U.S. GAAP and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value (“NAV”), the Funds value these securities at fair value as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.

Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with FASB ASC Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Funds have the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ valuation policies and procedures are approved by the Board.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Funds deposit cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders. The Preferred and Income Fund expects to pay monthly distributions and the Small Cap Advantage Fund expects to pay annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

The Funds have entered into an Investment Management Agreement (“the Agreement”) with Destra Capital Advisors LLC (“Destra”). Effective February 11, 2021, (the “Effective Date”) the Preferred and Income Fund entered into a new Investment Management Agreement (“the new Agreement”) with DFC Preferred Advisors LLC (“DFC”). As of the effective date, DFC replaces Destra as the Advisor to the Preferred and Income Fund.

Subject to the oversight of the Trust’s Board, Destra and DFC (collectively, the “Advisers” and each individually an “Adviser”) are responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s respective investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% and 1.10% respectively, of the average daily net assets of the Preferred and Income Fund and Small Cap Advantage Fund. Management fees paid by the Funds for the six months ended March 31, 2021 are disclosed in the Statement of Operations. The Preferred and Income Fund paid management fees totaling $791,769 to Destra for the period of October 1, 2020 through February 10, 2021 and paid management fees totaling $288,693 to DFC for the period of February 11, 2021 through March 31, 2021.

The Trust and the Adviser have entered into an expense limitation agreement where the Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Preferred and Income Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively, and 1.75%, and 1.50% of the Small Cap Fund’s average daily net assets attributable to Class A shares and Class I shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until January 28, 2030, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the period ended March 31, 2021, expenses totaling $15,317 were waived and $118,528 of service provider fees previously deferred have been repaid (both subject to recapture) by Destra for the Small Cap Advantage Fund and no expenses were waived by Destra or DFC for the Preferred and Income Fund. Recognition of eligibility for recapture by the Adviser is affected by the timing of fees paid and invoices received at the time of the calculation.

The following amounts are subject to recapture by Destra by the following dates:

Small Cap Advantage Fund
September 30, 2022	$46,694
September 30, 2023	211,052

Fee Deferral Agreement

On behalf of the Small Cap Advantage Fund, Destra has entered into an agreement with the service provider, UMB Fund Services, Inc. (“UMBFS”), to defer certain business line related fees subject to repayment provisions if certain conditions are met (the “Deferral Agreement”). Effective February 1, 2020, through July 31, 2021, UMBFS has agreed to defer certain accounting and administrative fees, transfer agent fees and expenses, and custodian fees (collectively, the “Deferral Fees”) provided the Small Cap Advantage Fund is operating above its current expense limitation. If the Small Cap Advantage Fund operates above the expense limitation prior to July 31, 2021, and the Adviser receives a portion of its management fee, the Adviser will pay to UMB any outstanding Deferral Fees in an amount equal to or greater than 50% of the Adviser’s net management fee. Should the Small Cap Advantage Fund operate below the expense limitation prior to July 31, 2021, the Adviser will: (i) pay to UMBFS any outstanding Deferral Fees in an amount equal to or greater than 50% of the Adviser’s net management fee, and (ii) pay UMBFS any outstanding Deferral Fees prior to retaining any recoupment amount itself per the terms of the Expense Limitation Agreement. The Adviser accepts full financial responsibility for the payment of these Deferral Fees and will repay the remaining unpaid balance amount by December 31, 2021, should the provisions for repayment outlined above not be met. As of March 31, 2021, the total

Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

amount of accumulated Deferral Fees is $132,622, of which $118,528 has been repaid by the Adviser. The total amount of outstanding Deferral Fees is $14,094 which is fully collectible from the Adviser, meets the conditions for repayment and is presented as a receivable at March 31, 2021.

Sub-Advisory Agreements

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Small Cap Advantage Fund has retained Granahan Investment Management, Inc. (“Granahan”) to serve as its investment sub-adviser.

DFC has agreed to pay from its own assets an annualized sub-advisory fee to Flaherty an amount equal to one half of the net management fees collected by DFC, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by DFC in respect of the Preferred and Income Fund.

Destra has agreed to pay from its own assets an annualized sub-advisory fee to Granahan an amount equal to one half of the net advisory fees collected by Destra, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by Destra in respect of the Small Cap Advantage Fund.

Other Service Providers

UMBFS serves as each Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as each Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A Shares and the Preferred and Income Fund’s Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 1.00% of the average daily net assets of the Preferred and Income Fund’s C Shares, respectively. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Funds are authorized to make payments to Destra Capital Investments, LLC, the Funds’ distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

5. FEDERAL TAX INFORMATION

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

Each Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of each Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Funds have no examinations in progress during the year ended September 30, 2020. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of each Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on each Fund’s reported net assets or results of operations as of and during the year ended September 30, 2020. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

At September 30, 2020, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Cost of investments	$273,749,318	$9,904,888
Gross unrealized appreciation	12,524,464	2,164,692
Gross unrealized depreciation	(6,247,809)	(697,701)
Net unrealized appreciation	6,276,655	1,466,991

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share.

For the year ended September 30, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earnings as follows:

	Paid-in Capital	Distributable Earnings
Preferred and Income Fund	$(1)	$1
Small Cap Advantage Fund	(85,353)	85,353

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Undistributed ordinary income	$—	$18,814
Undistributed long-term capital gains	—	—
Tax distributable earnings	—	18,814
Accumulated capital and other losses	(3,239,647)	(161,647)
Temporary book and tax differences	—	—
Unrealized appreciation on investments	6,276,655	1,466,992
Total distributable earnings	$3,037,008	$1,324,159

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ending 9/30/2020, the Flaherty & Crumrine Preferred and Income Fund is electing to defer post-October capital losses of $3,239,647. Of these losses, $1,737,084 are short term in character, while $1,502,563 are long term in character.

The tax character of distributions paid during the years ended September 30, 2020 and 2019 for the Preferred and Income fund were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$12,326,533	$10,417,818
Net long-term capital gains	1,525,485	1,691,470
Total distributions paid	$13,852,018	$12,109,288

There were no distributions paid by the Small Cap Advantage Fund during the year ended September 30, 2020.

Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

At September 30, 2020, the Funds had accumulated capital loss carry forwards as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Short-term	$—	$161,647
Long-term	—	—
Total	$—	$161,647

To the extent that the Funds may realize future net capital gains, those gains will be offset by any unused capital loss carry forwards. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

The Preferred and Income Fund and Small Cap Advantage Fund did not utilize any of their capital loss carry forward during the year ended September 30, 2020.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Preferred and Income Fund	$15,701,666	$29,966,130
Small Cap Advantage Fund	8,377,852	6,670,868

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Funds’ Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Funds or their authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Preferred and Income Fund’s Prospectus. For the six months ended March 31, 2021, the total CDSC received by affiliates in the Preferred and Income Fund amounted to $1,038.

For the six months ended March 31, 2021, various broker dealers received $33,519 and $28,901 of sales charges from Shares sold of the Preferred and Income Fund and Small Cap Advantage Fund, respectively. Sales charges from Shares sold of the Funds received by affiliates amounted to $2,420 and $4,044 for the Preferred and Income Fund and Small Cap Advantage Fund, respectively.

8. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Funds, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Funds.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Credit and Counterparty Risk — Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk — The Preferred and Income Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; and volatile interest rates.

Interest Rate Risk — If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by a Fund will fall.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Funds invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Funds’ management will underperform the markets, the relevant indices or the securities selected by other Funds with similar investment objectives and investment strategies. This means you may lose money.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Smaller Companies Risk — The Small Cap Advantage Fund will hold securities of small- and/or mid-cap companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies. Smaller capitalization issuers are often not as diversified in their business activities and frequently have fewer product lines, financial resources and management experience than issuers with larger market capitalizations. Additionally, reduced trading volume of securities of smaller issuers may make such securities more difficult to sell than those of larger companies.

9. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Funds, the Destra Multi-Alternative Fund, and the Destra International & Event-Driven Credit Fund), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers.

The Trust’s Chief Compliance Officer monitors and tests the policies and procedures of the Funds in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. Each Fund pays its portion of these fees on a pro rata basis according to each Fund’s average net assets. Fees paid by the Funds for the six months ended March 31, 2021 are disclosed in the Statement of Operations.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as the Trust’s Chief Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Trust. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund pays its portion of these fees on a pro rata basis according to each Fund’s average net assets. Service fees paid by the Trust for the six months ended March 31, 2021 are disclosed in the Statements of Operations.

10. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were issued and has identified the following for disclosure in the Fund’s subsequent events:

At a special meeting of the Board, held on April 26, 2021, the Board accepted the resignation of Jane Hong Shissler as Chief Compliance Officer and Secretary of the Trust effective on or abut May 14, 2021. In connection with the resignation, the Board approved the appointment of Cory Gossard, an employee of PINE, as the new Chief Compliance Officer of the Trust and the appointment of Jake Schultz (formerly Assistant Secretary) as the new Secretary of the Trust.

Additional Information
March 31, 2021 (unaudited)

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2020, the Preferred and Income Fund and Small Cap Advantage Fund had 74% and 0%, respectively, of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2020, the Preferred and Income Fund and Small Cap Advantage Fund had 100% and 0%, respectively, of dividends paid from net investment income designated as qualified dividend income.

Proxy Voting — Policies and procedures that the Funds use to determine how to vote proxies as well as information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872) or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or its predecessor Form N-Q). The Funds’ Form N-PORT (or its predecessor Form N-Q) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Liquidity Risk Management — The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. Assessment and management of each Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments. The Funds’ Board approved the appointment of the Liquidity Risk Management Committee as the Program’s administrator to carry out the specific responsibilities set forth in the Program, including reporting to the Board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage each Fund’s liquidity risk.

Results of the Special Meeting of Shareholders — Destra Flaherty & Crumrine Preferred and Income Fund

The special meeting of shareholders of the Destra Flaherty & Crumrine Preferred and Income Fund scheduled for January 29, 2021, was adjourned and held on February 5, 2021.

The matters voted on by the shareholders of record as of December 14, 2020 and the results of the vote at the shareholder meeting held on February 5, 2021 are as follows:

1.

A proposal to approve a new investment management agreement between Destra Investment Trust, on behalf of the Destra Flaherty & Crumrine Preferred and Income Fund, and DFC Preferred Advisors LLC (“DFC”), a newly-formed investment adviser jointly-owned by Destra Capital Advisors LLC (“Destra”) and Flaherty & Crumrine Incorporated (“Flaherty & Crumrine”), the current investment adviser and sub-adviser, respectively, as a result of a transaction pursuant to which Destra Capital Management LLC (“DCM”), the parent company of Destra, has agreed to buy back Continuum Funds Holdings, LLC’s control features and equity stake in DCM (the “Transaction”).

Affirmative	Against	Abstain
6,444,665	147,315	549,922
2.	A proposal to approve a new sub-advisory agreement among the Trust, on behalf of Destra Flaherty & Crumrine Preferred and Income Fund, DFC and Flaherty & Crumrine, as a result of the Transaction.
Affirmative	Against	Abstain
6,442,217	145,049	554,636

Additional Information (continued)
March 31, 2021 (unaudited)

Results of the Special Meeting of Shareholders — Destra Granahan Small Cap Advantage Fund

The special meeting of shareholders of the Destra Granahan Small Cap Advantage Fund was scheduled and held on December 29, 2020.

The matters voted on by the shareholders of record as of October 22, 2020 and the results of the vote at the shareholder meeting held on December 29, 2020 are as follows:

1.

A proposal to approve a new investment advisory agreement between the Destra Investment Trust, on behalf of the Destra Granahan Small Cap Advantage Fund, and Destra Capital Advisors LLC (“Destra”), as a result of a transaction pursuant to which Destra Capital Management LLC (“DCM”), the parent company of Destra, has agreed to buy back Continuum Funds Holdings, LLC’s control features and equity stake in DCM (the “Transaction”).

Affirmative	Against	Abstain
454,345	1,193	1,000
2.

A proposal to approve a new sub-advisory agreement among the Trust, on behalf of the Destra Granahan Small Cap Advantage Fund, Destra and Granahan Investment Management, Inc. as a result of the Transaction.

Affirmative	Against	Abstain
452,903	1,193	2,442

Destra Flaherty Crumrine Preferred and Income Fund
Approval of Investment Management and Sub-Advisory Agreements
March 31, 2021 (unaudited)

Consideration of Investment Management Agreement with Destra Capital Advisors LLC on October 15, 2020

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”) held on October 15, 2020, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), unanimously approved an Investment Management Agreement (the “Advisory Agreement”) between DFC Preferred Advisors, LLC (“DFC”) and the Preferred and Income Fund.

The Advisory Agreement was considered in connection with two events. First was a proposed change of control transaction involving the Preferred and Income Fund’s then current investment adviser, Destra Capital Advisors LLC (“Destra”) (the “Adviser Transaction”). Completion of the Adviser Transaction would result in termination of the existing Advisory Agreement between Destra and the Preferred and Income Fund (the “Current Advisory Agreement”). Second was the formation of DFC by Destra and the Preferred and Income Fund’s sub-adviser, Flaherty & Crumrine, Inc. (“Flaherty”). DFC was formed by Destra and Flaherty to further develop their business partnership and offer more streamlined and collaborative advisory services to the Fund. Execution of the Advisory Agreement between the Preferred and Income Fund and DFC and the closing of the Adviser Transaction were both conditioned on Board approval and shareholder approval.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

In evaluating whether to approve the Advisory Agreement, the Board considered the nature, extent and quality of services to be provided by DFC under the Advisory Agreement. The Board considered the fact that DFC was recently formed and it has no experience of its own in providing management services to registered investment companies. Notwithstanding that lack of experience, the Board considered the fact that DFC would be managed and jointly owned by Destra and Flaherty; that Destra and Flaherty will share equally the fees and expenses of DFC; that the investment approach, management team, personnel and other resources to be dedicated by DFC to the performance of services under the Advisory Agreement would be consistent with the investment approach, management team, personnel and other resources that have historically been dedicated by Destra to the performance of services under the Current Advisory Agreement; that Flaherty, as a co-owner of DFC, may be in a position to support DFC in the performance of advisory services for the Preferred and Income Fund and to participate in control of DFC; and that the terms and conditions of the Advisory Agreement are substantially similar to the terms and conditions of the Current Advisory Agreement.

Given Destra’s role in managing DFC and in directing the performance of services under the Advisory Agreement, the Board considered Destra’s prior experience in providing similar management services to other registered investment companies; its experience in providing administrative, operational and other non-advisory services to the Preferred and Income Fund; and the financial condition of Destra and Flaherty, including their capacity to ensure that DFC has the capital necessary to perform the services required of it under the Advisory Agreement.

The Board reviewed information regarding various service provider arrangements and considered the ability of DFC to administer and oversee outside service providers to the Preferred and Income Fund. In addition, the Board considered matters related to DFC’s compliance program, as well as the compliance history of both Destra and Flaherty and their dealings with regulators. The Board also considered the fact that DFC intends to continue to engage Flaherty as the sub-adviser to the Preferred and Income Fund, and that Flaherty will be responsible for all trading, portfolio construction and investment operations.

The Board also considered the impact that the Adviser Transaction is likely to have on the nature, extent and quality of services to be provided by DFC to the Preferred and Income Fund under the Advisory Agreement. In particular, the Board noted that the services required to be performed by DFC under the Advisory Agreement are identical to the services that Destra is required to perform under the Current Advisory Agreement. The Board also considered information provided by DFC indicating that the Adviser Transaction is not expected to result in any change in the personnel or resources of that are involved in the performance of services for the Preferred and Income Fund.

Based on its review, the Board concluded that the nature, extent and quality of services expected to be provided to the Preferred and Income Fund under the Advisory Agreement are satisfactory.

Destra Flaherty Crumrine Preferred and Income Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Performance

The Board evaluated Preferred and Income Fund’s performance during the one-year, three-year and five-year periods ended August 31, 2020 and from inception (April 13, 2011) through August 31, 2020 in light of its investment objective. The Board compared Preferred and Income Fund performance to a peer group of funds with similar investment strategies. The Board noted that the Preferred and Income Fund’s performance within its identified peer group was in the top two quartiles during the three-year and five-year periods and since inception, but that it fell to the median position in its peer group in the year ended August 31, 2020. In evaluating Destra’s contribution to historical Preferred and Income Fund performance and DFC’s potential contribution to future Preferred and Income Fund performance, the Board considered the fact that Flaherty, as sub-adviser to the Preferred and Income Fund, has been and is expected to continue to be responsible for day-to-day management of the Preferred and Income Fund. The Board concluded that the Adviser Transaction is not likely to impact performance of the Preferred and Income Fund because (i) the Preferred and Income Fund is managed by a sub-advisor, (ii) the services required to be performed by DFC under the new Advisory Agreement are identical to the services that Destra is required to perform under the Current Advisory Agreement and (iii) the Adviser Transaction is not expected to result in any change in the personnel or resources that are involved in the performance of services for the Preferred and Income Fund.

Based on its review, the Board concluded that Preferred and Income Fund performance is acceptable for purposes of considering approval of the new Advisory Agreement.

Fees and Expenses

The Board reviewed and considered the contractual advisory fee rate to be paid by the Preferred and Income Fund to DFC for services under the Advisory Agreement. The Board also reviewed and considered information regarding the Preferred and Income Fund’s total expense ratio. The advisory fee rate and expense ratio for the Preferred and Income Fund were compared against the advisory fee rate and expense ratio of a peer group of funds with similar investment strategies over specified time periods. The Board noted that the advisory fee rate falls at the median of the fee rate in its identified peer group and that the Preferred and Income Fund’s expense ratio is in the top quartile in its identified peer group. The Trustees noted that if Preferred and Income Fund assets do not grow, then the Fund’s expense ratio will remain high within its peer group and the Fund will not achieve economies of scale.

The Board considered the fact that the new Advisory Agreement and the Current Advisory Agreement contain identical fee structures, and that the Adviser Transaction is not expected to have any impact on the Preferred and Income Fund’s expense ratio or individual operating expenses. The Board also noted that in connection with the new Advisory Agreement, an expense limitation agreement will be entered into by DFC and the Preferred and Income Fund on identical terms and conditions as the expense limitation agreement that is currently in place with Destra. Pursuant to the new expense reimbursement agreement, DFC will agree to reduce its fees and/or absorb expenses of the Preferred and Income Fund to ensure that total fund operating expenses after fee waiver and/or reimbursement do not exceed certain agreed upon levels. The new expense limitation agreement will be subject to Board approval. The Board noted that DFC and Destra do not provide comparable advisory services for any client for a fee that is less than the fee to be paid by the Preferred and Income Fund.

The Board considered the fact that the change in responsibility for the payment of the compensation of the chief compliance officer, from the adviser to the Trust, will not increase the Preferred and Income Fund’s annual operating expenses because the Fund will be reimbursed for such payments pursuant to its expense limitation agreement. The Board also noted that, given current AUM in the Preferred and Income Fund and the prospects for growth in AUM, there would not be an adverse consequence to the proposed change in responsibility for these payments during the term of the new Advisory Agreement and the term of the new expense reimbursement agreement.

Based on their review, the Board concluded that the advisory fee and expense structure were reasonable for purposes of considering approval of the new Advisory Agreement.

Economies of Scale

The Board received and evaluated information regarding DFC’s potential to realize economies of scale with respect to management of the Preferred and Income Fund and whether the Preferred and Income Fund and its shareholders would appropriately benefit from any economies of scale. The Board noted that economies of scale will be realized only if there is significant growth in assets under management. The Board considered DFC’s expectations for growth in assets under management and the time frame in which such growth may occur. The Board concluded that economies of scale are not being realized and that breakpoints in the advisory fee or other arrangements will be considered if Preferred and Income Fund assets grow and DFC has the potential to realize economies of scale.

Destra Flaherty Crumrine Preferred and Income Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by DFC with respect to its management of the Preferred and Income Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated DFC’s estimated profitability in each year of the three-year period and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. Based on its evaluation, the Board concluded that DFC’s estimated profitability in managing the Preferred and Income Fund under the new Advisory Agreement is reasonable.

Other Benefits to DFC

The Board received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by DFC or its affiliates as a result of their relationship with the Preferred and Income Fund. The Board noted that DFC and its affiliates may derive reputational benefits and opportunities to market additional services to their existing clients and to Preferred and Income Fund shareholders from their association with the Preferred and Income Fund that may lead to other investment management opportunities. The Board concluded that the fall-out benefits that may be received by DFC and its affiliates are reasonable.

Conclusion

In considering the new Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning DFC, Destra, Flaherty and the Preferred and Income Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Preferred and Income Fund and its shareholders to approve the new Advisory Agreement.

Consideration of Investment Sub-Advisory Agreement with Flaherty on October 15, 2020

At the October 15, 2020 Board meeting described above, the Board, including the Independent Trustees, unanimously approved a new Investment Sub-Advisory Agreement with Flaherty (the “Sub-Advisory Agreement”). The Sub-Advisory Agreement was considered in connection with the Adviser Transaction, completion of which would result in termination of the current Sub-Advisory Agreement between Destra and Flaherty. As a result, closing of the Adviser Transaction was conditioned on Board approval and shareholder approval of the new Sub-Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the approval of the Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board considered the nature, extent and quality of services to be provided under the new Sub-Advisory Agreement and Flaherty’s experience in providing similar management services to other clients. The Board considered materials and information concerning the background, experience and capabilities of Flaherty’s portfolio managers and its other investment and administrative personnel in light of the services to be provided pursuant to the Sub-Advisory Agreement. The Board also considered the ability of Flaherty, based on its resources, reputation and other attributes, to attract, compensate and retain qualified investment professionals. The Board considered matters related to Flaherty’s compliance programs, its compliance history and its dealings with regulators.

The Board also considered the impact that the Adviser Transaction is likely to have on the nature, extent and quality of services to be provided by Flaherty to the Preferred and Income Fund under the new Sub-Advisory Agreement. In particular, the Board considered information provided by Destra and Flaherty which indicates that the Adviser Transaction is not expected to result in any change in the nature and quality of services to be provided by Flaherty to the Preferred and Income Fund.

Based on its review, the Board concluded that the nature, extent and quality of services expected to be provided to the Preferred and Income Fund under the new Sub-Advisory Agreement are satisfactory.

Destra Flaherty Crumrine Preferred and Income Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Performance

The Board evaluated Preferred and Income Fund performance during the one-year, three-year and five-year periods ended August 31, 2020 and from inception (April 13, 2011) through August 31, 2020 in light of its investment objective. The Board compared Preferred and Income Fund performance to a peer group of funds with similar investment strategies. The Board noted that Preferred and Income Fund performance within its identified peer group was in the top two quartiles during the three-year and five-year periods and since inception, but that it fell to the median position in its peer group in the year ended August 31, 2020. The Board also considered information which indicates that the Adviser Transaction is not expected to have any impact on performance of the Preferred and Income Fund.

Based on its review, the Board concluded that Preferred and Income Fund performance is acceptable for purposes of considering approval of the new Sub-Advisory Agreement.

Fees and Expenses

The Board considered the proposed sub-advisory fee, noting that the sub-advisory fee under the new Sub-Advisory Agreement is identical to the sub-advisory fee under the current sub-advisory agreement, and that in each case such fee is equal to 50% of the advisory fees paid to DFC under the new Advisory Agreement with the Preferred and Income Fund. The Board also reviewed and considered information regarding the Preferred and Income Fund’s advisory fee rate and total expense ratio. The advisory fee rate and expense ratio for the Preferred and Income Fund were compared against the advisory fee rate and expense ratio of a peer group over specified time periods. The peer group was comprised of other funds with similar investment strategies. The Board noted that the advisory fee rate falls at the median of the fee rate in its identified peer group and that the Preferred and Income Fund’s expense ratio is in the top quartile in its identified peer group. The Board noted that if Preferred and Income Fund assets do not grow, then the Fund’s expense ratio will remain high within its peer group and the Fund will not achieve economies of scale.

The Board also noted that in connection with the new Advisory Agreement, an expense limitation agreement is to be entered into by DFC and the Preferred and Income Fund on identical terms and conditions as the expense limitation agreement that is currently in place with Destra. Pursuant to the expense limitation agreement, DFC will agree to reduce its fees and/or absorb expenses of the Preferred and Income Fund to ensure that total fund operating expenses after fee waiver and/or reimbursement do not exceed certain agreed upon levels. The new expense limitation agreement will be subject to Board approval.

Economies of Scale

The Board received and evaluated information regarding the potential for Flaherty to realize economies of scale with respect to management of the Preferred and Income Fund and whether the Preferred and Income Fund and its shareholders would appropriately benefit from any economies of scale. The Board noted that economies of scale will be realized only if there is significant growth in assets under management. The Board considered expectations for growth in assets under management and the time frame in which such growth may occur. The Board concluded that economies of scale are not being realized and that breakpoints in the advisory fee or other arrangements will be considered if Preferred and Income Fund assets grow and Flaherty has the potential to realize economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by Flaherty with respect to its management of the Preferred and Income Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated Flaherty’ estimated profitability in each year of the three-year period and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board noted that Flaherty estimates that its expenses and profitability under the new Sub-Advisory Agreement are expected to be substantially the same as under the current sub-advisory agreement. Based on its review, the Board concluded that Flaherty’s estimated profitability in managing the Preferred and Income Fund under the new Sub-Advisory Agreement is reasonable.

Other Benefits to Flaherty

The Board noted that Flaherty may derive opportunities to market additional services to their existing clients from their association with the Preferred and Income Fund. Based on their review, the Board concluded that the fall-out benefits that may be received by Flaherty and its affiliates are reasonable.

Conclusion

In considering the new Sub-Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning Destra, Flaherty and the Preferred and Income Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single

Destra Flaherty Crumrine Preferred and Income Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Preferred and Income Fund and its shareholders to approve the new Sub-Advisory Agreement.

Consideration of Renewal of Advisory Agreement and Sub-Advisory Agreement on November 9, 2020

At a meeting of the Board held on November 9, 2020, the Board, including the Independent Trustees, unanimously approved the renewal of the existing Investment Management Agreement (the “Current Advisory Agreement”) between Destra and the Preferred and Income Fund and the existing Sub-Advisory Agreement with Flaherty (the “Current Sub-Advisory Agreement” and together with the Current Advisory Agreement, the “Current Advisory Agreements”).

As described above, on October 15, 2020, in connection with a proposed change of control of Destra, the Board considered and approved a new Advisory Agreement with DFC and a new Sub-Advisory Agreement with Flaherty. The new Advisory Agreement and new Sub-Advisory Agreement were both subject to shareholder approval. As a result, the Board considered renewal of the Current Advisory Agreements to ensure that they would remain in effect pending shareholder approval of the new Advisory Agreement and new Sub-Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Current Advisory Agreements. Those materials were substantially similar to the materials that had been provided to the Board in connection with its consideration of the new Advisory Agreement and the new Sub-Advisory Agreement on October 15, 2020. As a result, the Board focused on the extent to which materials and information differed or been updated since the October 15, 2020 meeting.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Current Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Current Advisory Agreements. In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and Flaherty to the Preferred and Income Fund under the Advisory Agreements, including the selection of Preferred and Income Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and Flaherty including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of Destra and Flaherty who provide the investment advisory and/or administrative services to the Preferred and Income Fund. The Board determined that Destra’s key personnel and Flaherty’ key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both Destra’s and Flaherty’s respective compliance policies and procedures including the procedures used to determine the value of the Preferred and Income Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board considered the investment experience of Destra and Flaherty. The Board reviewed performance of the Preferred and Income Fund over several relevant periods as well as compared against its benchmark and peer group. The Board further discussed the Preferred and Income Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rate and total expense ratio of the Preferred and Income Fund. The Board compared the advisory fee and total expense ratio for the Fund against the advisory fees and total expense ratios of the Preferred and Income Fund’s benchmark and peer group. The Board concluded that the advisory fees paid to Destra and Flaherty were reasonable and satisfactory in light of the services provided.

Destra Flaherty Crumrine Preferred and Income Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Economies of Scale

The Board reviewed the structure of the Preferred and Income Fund’s investment management under the applicable Advisory Agreements. The Board determined that, based on the Preferred and Income Fund’s current assets and projections for future growth in such assets, Destra and Flaherty have an appropriate framework in place with respect to economies of scale.

Cost of Services and Profitability

The Board discussed the information related to Destra’s and Flaherty’s realized and projected profitability from their management of the Preferred and Income Fund during certain periods of time. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board evaluated estimated profitability against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board determined that the profitability of Destra and Flaherty was appropriate.

Other Benefits to Destra and Flaherty

The Board also considered other benefits potentially received by Destra and Flaherty from their management of the Preferred and Income Fund, including, without limitation, reputational benefits and, the ability to market their advisory services for similar products in the future. The Board noted that Destra and Flaherty did not have affiliations with the Preferred and Income Fund’s transfer agent, administrator, or custodian, but the Board noted that Destra and the Fund’s distributor are affiliated and Destra may derive a benefit from the distributor’s relationship with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, Flaherty and the Preferred and Income Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Preferred and Income Fund and its shareholders to approve the renewals of the Current Advisory Agreements.

Destra Granahan Small Cap Advantage Fund
Approval of Investment Management and Sub-Advisory Agreements
March 31, 2021 (unaudited)

Consideration of Investment Management Agreement with Destra Capital Advisors LLC on October 15, 2020

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Destra Granahan Small Cap Advantage Fund (“Small Cap Advantage Fund”) held on October 15, 2020, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), unanimously approved a new Investment Management Agreement (the “Advisory Agreement”) between Destra Capital Advisors LLC (“Destra”) and the Small Cap Advantage Fund.

The Advisory Agreement was considered in connection with a proposed change of control transaction involving Destra (the “Adviser Transaction”). Completion of the Adviser Transaction would result in termination of the current Investment Advisory Agreement between Destra and the Small Cap Advantage Fund. As a result, closing of the Adviser Transaction was conditioned on Board approval and shareholder approval of the new Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board considered the nature, extent and quality of services to be provided under the new Advisory Agreement and Destra’s experience in providing similar management services to other registered investment companies. The Board also considered Destra’s ability to provide administrative, operational and other non-advisory services to the Small Cap Advantage Fund and the financial condition of Destra, including its financial capacity to perform the services required under the new Advisory Agreement. The Trustees reviewed information provided by Destra regarding various service provider arrangements and considered the ability of Destra to administer and oversee outside service providers to the Small Cap Advantage Fund. In addition, the Trustees considered matters related to Destra’s compliance programs, its compliance history and its dealings with regulators. The Trustees also considered the fact that Destra intends to continue to engage Granahan as the sub-adviser to the Small Cap Advantage Fund, and that Granahan will be responsible for all trading, portfolio construction and investment operations.

The Board also considered the impact that the Adviser Transaction is likely to have on the nature, extent and quality of services to be provided by Destra to the Small Cap Advantage Fund under the new Advisory Agreement. In particular, the Trustees noted that the services required to be performed by Destra under the new Advisory Agreement are identical to the services that Destra is required to perform under the current advisory agreement. The Board also considered information provided by Destra indicating that the Adviser Transaction is not expected to result in any change in the personnel or resources of Destra that are involved in the performance of services for the Small Cap Advantage Fund. Based on their review, the Board concluded that the nature, extent and quality of services expected to be provided to the Small Cap Advantage Fund under the new Advisory Agreement are satisfactory.

Performance

The Board evaluated Small Cap Advantage Fund performance on a year-to-date basis as of August 31, 2020, during the year ended August 31, 2020 and from inception (August 9, 2019) through August 31, 2020 in light of its investment objective. The Board compared Small Cap Advantage Fund performance to a peer group of funds with similar investment strategies. In evaluating Destra’s contribution to Small Cap Advantage Fund performance, the Board considered the fact that Granahan, in its capacity as sub-advisor to the Fund, has been and is expected to continue to be responsible for day-to-day management of the Fund. The Board concluded that the Adviser Transaction is not likely to impact performance of the Small Cap Advantage Fund because (i) the Fund is managed by a sub-advisor, (ii) the services required to be performed by Destra under the new Advisory Agreement are identical to the services that Destra is required to perform under the current advisory agreement and (iii) the Adviser Transaction is not expected to result in any change in the personnel or resources of Destra that are involved in the performance of services for the Fund. Based on their review, the Board concluded that Small Cap Advantage Fund performance is acceptable for purposes of considering approval of the new Advisory Agreement.

Fees and Expenses

The Board reviewed and considered the contractual advisory fee rate to be paid by the Small Cap Advantage Fund to Destra for services under the new Advisory Agreement. The Board also reviewed and considered information regarding

Destra Granahan Small Cap Advantage Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

the Small Cap Advantage Fund’s total expense ratio. The advisory fee rate and expense ratio for the Small Cap Advantage Fund were compared against the advisory fee rate and expense ratio of a peer group of funds with similar investment strategies over specified time periods.

The Board considered the fact that the new Advisory Agreement and the current advisory agreement contain identical fee structures, and that the Adviser Transaction and the new Advisory Agreement are not expected to have any impact on the Small Cap Advantage Fund’s expense ratio or individual operating expenses. The Board also noted that upon termination of the current advisory agreement, the “Current Expense Agreement,” as defined below, will also terminate. Pursuant to the Current Expense Agreement, Destra agrees to reduce its fees and/or absorb expenses of the Small Cap Advantage Fund to ensure that total fund operating expenses after fee waiver and/or reimbursement do not exceed certain agreed upon levels. The Board considered the fact that if the Trust enters into the new Advisory Agreement, then Destra has agreed to enter into a new expense agreement (the “New Expense Agreement”) with the Small Cap Advantage Fund on identical terms and conditions as the Current Expense Agreement. The Current Expense Agreement and the proposed New Expense Agreement each provide that fee waivers and expense reimbursements are subject to repayment by the Small Cap Advantage Fund for a period of up to three years, provided that such repayment can be made without exceeding the limitation in place at that time. The New Expense Agreement will be subject to Board approval.

The Board considered the fact that the change in responsibility for the payment of the compensation of the chief compliance officer, from Destra to the Small Cap Advantage Fund and the other series of the Trust, will not increase the Fund’s annual operating expenses because the Fund will be reimbursed for such payments pursuant to its expense limitation agreement. The Board also noted that, given current AUM in the Small Cap Advantage Fund and the prospects for growth in AUM, there would not be an adverse consequence to the proposed change in responsibility for these payments during the term of the new Advisory Agreement and the term of the New Expense Agreement.

Economies of Scale

The Board received and evaluated information regarding Destra’s potential to realize economies of scale with respect to management of the Small Cap Advantage Fund and whether the Fund and its shareholders would appropriately benefit from any economies of scale. The Board noted that economies of scale will be realized only if there is significant growth in AUM. The Board considered Destra’s expectations for growth in AUM and the time frame in which such growth may occur. The Board concluded that economies of scale are not being realized and that breakpoints in the advisory fee or other arrangements will be considered if Small Cap Advantage Fund assets grow and Destra has the potential to realize economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by Destra with respect to its management of the Small Cap Advantage Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated Destra’s estimated profitability in each year of the three-year period and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board noted that Destra estimates that its expenses and profitability under the new Advisory Agreement will be same as its expenses and profitability under the current advisory agreement. Based on their review, the Board concluded that Destra’s estimated profitability in managing the Small Cap Advantage Fund under the new Advisory Agreement is reasonable.

Other Benefits to Destra

The Board received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by Destra or its affiliates as a result of their relationship with the Small Cap Advantage Fund. The Board noted that Destra and its affiliates may derive reputational benefits and opportunities to market additional services to their existing clients and to Small Cap Advantage Fund shareholders that may lead to other investment management opportunities. Based on their review, the Board concluded that the fall-out benefits that may be received by Destra and its affiliates are reasonable.

Conclusion

In considering the new Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning Destra and the Small Cap Advantage Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Small Cap Advantage Fund and its shareholders to approve the new Advisory Agreement.

Destra Granahan Small Cap Advantage Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Consideration of Investment Sub-Advisory Agreement with Granahan on October 15, 2020

At the October 15, 2020 Board meeting described above, the Board, including the Independent Trustees, unanimously approved a new Investment Sub-Advisory Agreement between Destra and Granahan (the “Sub-Advisory Agreement”). The Sub-Advisory Agreement was considered in connection with the Adviser Transaction, completion of which would result in termination of the current Sub-Advisory Agreement between Destra and Granahan. As a result, closing of the Adviser Transaction was conditioned on Board approval and shareholder approval of the new Sub-Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the approval of the Sub-Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board considered the nature, extent and quality scope of services to be provided under the new Sub-Advisory Agreement and Granahan’s experience in providing similar management services to other clients. The Board considered materials and information concerning the background, experience and capabilities of Granahan’s portfolio managers and its other investment and administrative personnel in light of the services to be provided by pursuant to the Sub-Advisory Agreement. The Board also considered the ability of Granahan, based on its resources, reputation and other attributes, to attract, compensate and retain qualified investment professionals. The Board also considered matters related to Granahan’s compliance programs, its compliance history and its dealings with regulators.

The Board also considered the impact that the Adviser Transaction is likely to have on the nature, extent and quality of services to be provided by Granahan to the Small Cap Advantage Fund under the new Sub-Advisory Agreement. In particular, the Board noted that the services required to be performed by Granahan under the new Sub-Advisory Agreement are identical to the services that Granahan is required to perform under the current sub-advisory agreement. The Board also considered information provided by Destra and Granahan indicating that the Adviser Transaction is not expected to result in any change in the personnel or resources of Granahan that are involved in the performance of services for the Small Cap Advantage Fund. Based on their review, the Trustees concluded that the nature, extent and quality of services expected to be provided to the Small Cap Advantage Fund under the new Sub-Advisory Agreement are satisfactory.

Performance

The Board evaluated Small Cap Advantage Fund performance on a year-to-date basis as of August 31, 2020, during the year ended August 31, 2020 and from inception (August 9, 2019) through August 31, 2020 in light of its investment objective. The Board compared Small Cap Advantage Fund performance to a peer group of funds with similar investment strategies. The Board concluded that the Adviser Transaction is not likely to impact performance of the Small Cap Advantage Fund because (i) the Fund is managed by a sub-advisor, (ii) the services required to be performed by Granahan under the new Sub-Advisory Agreement are identical to the services that Granahan is required to perform under the current sub-advisory agreement and (iii) the Adviser Transaction is not expected to result in any change in the personnel or resources of Granahan that are involved in the performance of services for the Fund. Based on their review, the Board concluded that Small Cap Advantage Fund performance is acceptable for purposes of considering approval of the new Sub-Advisory Agreement.

Fees and Expenses

The Board considered the proposed sub-advisory fee, noting that the sub-advisory fee under the new Sub-Advisory Agreement is identical to the sub-advisory fee under the current sub-advisory agreement, and that in each case such fee is equal to 50% of the advisory fees paid to Destra under its Advisory Agreement with the Small Cap Advantage Fund. The Board also reviewed and considered information regarding the Small Cap Advantage Fund’s advisory fee rate and total expense ratio. The advisory fee rate and expense ratio for the Small Cap Advantage Fund were compared against the advisory fee rate and expense ratio of a peer group over specified time periods. The peer group was comprised of other funds with similar investment strategies. The Board also noted that upon termination of the current advisory agreement, the current expense agreement will also terminate. The Board considered the fact that if the Trust enters into the new Advisory Agreement, then Destra has agreed to enter into a new expense agreement with the Small Cap Advantage Fund on identical terms and conditions as the current expense agreement. The new expense agreement will be subject to Board approval.

Based on their review, the Board concluded that the sub-advisory fee and expense structure were reasonable for purposes of considering approval of the new Sub-Advisory Agreement.

Destra Granahan Small Cap Advantage Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Economies of Scale

The Board received and evaluated information regarding the potential for Granahan to realize economies of scale with respect to management of the Small Cap Advantage Fund and whether the Fund and its shareholders would appropriately benefit from any economies of scale. The Board noted that economies of scale will be realized only if there is significant growth in AUM. The Board considered expectations for growth in AUM and the time frame in which such growth may occur. The Board concluded that economies of scale are not being realized and that breakpoints in the advisory fee or other arrangements will be considered if Small Cap Advantage Fund assets grow and Granahan has the potential to realize economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by Granahan with respect to its management of the Small Cap Advantage Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated Granahan’s estimated profitability in each year of the three-year period and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board noted that Granahan estimates that its expenses and profitability under the new Sub-Advisory Agreement will be same as its expenses and profitability under the current sub-advisory agreement. Based on their review, the Board concluded that Granahan’s estimated profitability in managing the Small Cap Advantage Fund under the new Sub-Advisory Agreement is reasonable.

Other Benefits to Granahan

The Board received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by Granahan or its affiliates as a result of their relationship with the Small Cap Advantage Fund. The Board noted that the Small Cap Advantage Fund and other Granahan clients may benefit from lower commission costs as a result of the total amount of assets managed by Granahan. Based on their review, the Board concluded that the fall-out benefits that may be received by Granahan and its affiliates are reasonable.

Conclusion

In considering the new Sub-Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning Destra, Granahan and the Small Cap Advantage Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Small Cap Advantage Fund and its shareholders to approve the new Sub-Advisory Agreement.

Consideration of Renewal of Advisory Agreement and Sub-Advisory Agreement on November 9, 2020

At a meeting of the Board held on November 9, 2020, the Board, including the Independent Trustees, unanimously approved the renewal of the existing Investment Management Agreement (the “Current Advisory Agreement”) between Destra and the Small Cap Advantage Fund and the existing Sub-Advisory Agreement with Granahan (the “Current Sub-Advisory Agreement” and together with the Current Advisory Agreement, the “Current Advisory Agreements”).

As described above, on October 15, 2020, in connection with a proposed change of control of Destra, the Board considered and approved a new Advisory Agreement with Destra and a new Sub-Advisory Agreement with Granahan. The new Advisory Agreement and new Sub-Advisory Agreement were both subject to shareholder approval. As a result, the Board considered renewal of the Current Advisory Agreements to ensure that they would remain in effect pending shareholder approval of the new Advisory Agreement and new Sub-Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Current Advisory Agreements. Those materials were substantially similar to the materials that had been provided to the Board in connection with its consideration of the new Advisory Agreement and the new Sub-Advisory Agreement on October 15, 2020. As a result, the Board focused on the extent to which materials and information had changed or been updated since the October 15, 2020 meeting.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Current Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Current Advisory Agreements. In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Destra Granahan Small Cap Advantage Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and Granahan to the Small Cap Advantage Fund under the applicable Advisory Agreement, including the selection of fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and Granahan including, among other things, providing office facilities, equipment, and personnel.

The Board also reviewed and considered the qualifications of the key personnel of Destra and Granahan who provide the investment advisory and/or administrative services to the Small Cap Advantage Fund. The Board determined that each of Destra’s and Granahan’s key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account Destra’s and Granahan’s respective compliance policies and procedures, including the procedures used to determine the value of the Small Cap Advantage Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board considered the investment experience of Destra and Granahan. The Board reviewed performance of the Small Cap Advantage Fund over several relevant periods as well as compared against its benchmark and peer group. The Board further discussed the Small Cap Advantage Fund ‘s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and total expense ratio of the Small Cap Advantage Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Small Cap Advantage Fund with various comparative data and data for the Fund’s benchmark and peer group. The Board concluded that the advisory fees paid by the Small Cap Advantage Fund to the Adviser and the sub-advisory fees paid by the Adviser to Granahan were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Small Cap Advantage Fund’s investment management under the applicable Advisory Agreements. The Board determined that, based on the Small Cap Advantage Fund’s current assets and projections for future growth in such assets, it is not likely that the Small Cap Advantage Fund will achieve economies of scale in the near future.

Profitability of Investment Adviser and Affiliates

The Board discussed the information related to Destra’s and Granahan’s realized and projected profitability from their management of the Small Cap Advantage Fund during certain periods of time. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board evaluated estimated profitability against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board determined that the profitability of Destra and Granahan was appropriate.

Ancillary Benefits and Other Factors

The Board also considered other benefits potentially received by Destra and Granahan from their management of the Small Cap Advantage Fund, including, without limitation, reputational benefits and, the ability to market their advisory services for similar products in the future. The Board noted that Destra and Granahan did not have affiliations with the Small Cap Advantage Fund’s transfer agent, administrator, or custodian, but the Board noted that Destra and the Fund’s distributor are affiliated and Destra may derive a benefit from the distributor’s relationship with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, Granahan and the Small Cap Advantage Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Small Cap Advantage Fund and its shareholders to approve the renewals of the Current Advisory Agreements.

Trust Information

Board of Trustees	Officers	Investment Advisers
John S. Emrich	Robert A. Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffrey S. Murphy
Nicholas Dalmaso	Derek Mullins	DFC Preferred Advisors LLC
	Chief Financial Officer and Treasurer	Chicago, IL

	Cory Gossard	Sub-Advisers
	Chief Compliance Officer	Flaherty & Crumrine Inc. Pasadena, CA

	Marcie McVeigh	Granahan Investment Management Inc.
	Assistant Treasurer	Waltham, MA

	Jake Schultz	Distributor
	Secretary	Destra Capital Investments LLC Chicago, IL

Custodian
UMB Bank, N.A.
Kansas City, MO

Administrator, Accounting Agent, and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, WI

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your Shares of the Trust?

•       If your Shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

ITEM 1. REPORTS TO STOCKHOLDERS. (Continued)

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra Investment Trust

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date:	6/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date:	6/3/2021

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date:	6/3/2021